                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 100.1%

                                                           SHARES       VALUE
                                                          --------   -----------
CONSUMER DISCRETIONARY -- 10.9%
   Best Buy ...........................................     16,300   $   564,958
   Darden Restaurants .................................     10,200       427,278
   DreamWorks Animation SKG, Cl A * ...................     21,150       659,034
   Ford Motor * .......................................     44,700       570,819
   Gap ................................................     21,000       380,310
   Macy's .............................................     22,000       410,300
   Target .............................................     17,900       918,628
   Walt Disney ........................................     21,850       736,127
                                                                     -----------
                                                                       4,667,454
                                                                     -----------
CONSUMER STAPLES -- 6.4%
   HJ Heinz ...........................................     13,000       578,240
   Nestle ADR .........................................     13,100       646,485
   Philip Morris International ........................      9,100       464,464
   Reynolds American ..................................      8,700       503,034
   Unilever ...........................................     18,100       533,769
                                                                     -----------
                                                                       2,725,992
                                                                     -----------
ENERGY -- 10.9%
   BP ADR .............................................     20,750       798,253
   Chevron ............................................     12,200       929,762
   EOG Resources ......................................      8,375       816,562
   Exxon Mobil ........................................      8,850       528,168
   Noble ..............................................     17,300       562,250
   Occidental Petroleum ...............................     12,900     1,005,297
                                                                     -----------
                                                                       4,640,292
                                                                     -----------
FINANCIALS -- 14.0%
   Ameriprise Financial ...............................     16,400       695,196
   Annaly Capital Management ..........................     24,100       419,340
   CB Richard Ellis Group, Cl A * .....................     34,000       578,000
   Chubb ..............................................     15,300       805,239
   Comerica ...........................................     11,300       433,468
   Goldman Sachs Group ................................      3,100       467,542
   JPMorgan Chase .....................................     25,350     1,021,098
   Prudential Financial ...............................     14,200       813,518
   Wells Fargo ........................................      9,850       273,140
   Willis Group Holdings ..............................     15,500       474,300
                                                                     -----------
                                                                       5,980,841
                                                                     -----------
HEALTH CARE -- 11.1%
   Abbott Laboratories ................................     14,000       687,120
   Amgen * ............................................     11,300       616,189
   Baxter International ...............................     14,600       639,042
   Johnson & Johnson ..................................      6,700       389,203
   Merck ..............................................     24,800       854,608
   Pfizer .............................................     27,800       417,000
   UnitedHealth Group .................................     21,400       651,630
   WellPoint * ........................................      9,500       481,840
                                                                     -----------
                                                                       4,736,632
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                          --------   -----------
INDUSTRIALS -- 17.5%
   Cummins ............................................      7,600   $   605,036
   Deere ..............................................      8,250       550,110
   Foster Wheeler * ...................................     31,400       722,828
   General Dynamics ...................................      6,400       392,000
   General Electric ...................................     70,400     1,134,848
   ITT ................................................     17,800       838,736
   L-3 Communications Holdings ........................      7,700       562,408
   Norfolk Southern ...................................     13,400       754,018
   Rockwell Collins ...................................     10,950       625,902
   Siemens ADR ........................................     13,250     1,290,417
                                                                     -----------
                                                                       7,476,303
                                                                     -----------
INFORMATION TECHNOLOGY -- 19.1%
   Cisco Systems * ....................................     56,050     1,293,073
   Corning ............................................     37,000       670,440
   EMC * ..............................................     50,900     1,007,311
   Hewlett-Packard ....................................      8,900       409,756
   Intel ..............................................     30,300       624,180
   International Business Machines ....................     10,000     1,284,000
   Marvell Technology Group * .........................     26,300       392,396
   Nintendo ADR .......................................     15,800       556,389
   Oracle .............................................     38,850       918,414
   Research In Motion * ...............................     11,300       650,089
   Symantec * .........................................     29,050       376,779
                                                                     -----------
                                                                       8,182,827
                                                                     -----------
MATERIALS -- 4.3%
   Freeport-McMoRan Copper & Gold .....................      5,950       425,663
   International Paper ................................     18,350       444,070
   Monsanto ...........................................      8,450       488,748
   United States Steel ................................     11,300       500,929
                                                                     -----------
                                                                       1,859,410
                                                                     -----------
TELECOMMUNICATION SERVICES -- 3.2%
   AT&T ...............................................     32,600       845,644
   BCE ................................................     16,400       502,004
                                                                     -----------
                                                                       1,347,648
                                                                     -----------
UTILITIES -- 2.7%
   CenterPoint Energy .................................     36,700       522,241
   Dominion Resources .................................     14,800       621,452
                                                                     -----------
                                                                       1,143,693
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $42,914,457) ..............................               42,761,092
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

REPURCHASE AGREEMENT -- 0.6%

                                                            FACE
                                                           AMOUNT       VALUE
                                                          --------   -----------
   Morgan Stanley
      0.090%, dated 07/30/10, to be repurchased on
      08/02/10, repurchase price $268,248
      (collateralized by a U.S. Treasury obligation,
      par value $250,831, 4.50%, 08/15/39, with total
      market value $273,611)
      (Cost $268,246) .................................   $268,246   $   268,246
                                                                     -----------
TOTAL INVESTMENTS -- 100.7%
   (Cost $43,182,703)+ ................................              $43,029,338
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $42,749,905.

*    NON-INCOME PRODUCING SECURITY.

ADR  AMERICAN DEPOSITARY RECEIPT
CL   CLASS

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $43,182,703, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,324,238 AND $(4,477,603) RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at fair value:

                                    Level 1      Level 2   Level 3      Total
                                  -----------   --------   -------   -----------
Investments in Securities
   Common Stock                   $42,761,092   $     --     $--     $42,761,092
   Repurchase Agreement                    --    268,246      --         268,246
                                  -----------   --------     ---     -----------
Total Investments in Securities   $42,761,092   $268,246     $--     $43,029,338
                                  ===========   ========     ===     ===========

TS&W-QH-001-1300

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 49.0%

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CONSUMER DISCRETIONARY -- 4.0%
   Foot Locker
      8.500%, 01/15/22 ..............................   $  500,000   $   475,000
   NetFlix
      8.500%, 11/15/17 ..............................      650,000       705,250
   Wal-Mart Stores
      6.200%, 04/15/38 ..............................      865,000     1,013,853
   Wyndham Worldwide
      7.375%, 03/01/20 ..............................      175,000       184,373
                                                                     -----------
                                                                       2,378,476
                                                                     -----------
ENERGY -- 2.8%
   Magellan Midstream Partners
      6.550%, 07/15/19 ..............................      215,000       250,435
   McMoRan Exploration
      11.875%, 11/15/14 .............................      415,000       429,525
   Noble Holding International
      4.900%, 08/01/20 ..............................      275,000       287,445
   Overseas Shipholding Group
      8.125%, 03/30/18 ..............................      450,000       456,750
   Range Resources
      6.750%, 08/01/20 ..............................      250,000       250,938
                                                                     -----------
                                                                       1,675,093
                                                                     -----------
FINANCIALS -- 24.8%
   Aflac
      8.500%, 05/15/19 ..............................      525,000       645,790
   Bank of America
      6.250%, 04/15/12 ..............................      615,000       654,744
   BlackRock
      6.250%, 09/15/17 ..............................      550,000       643,014
   Capital One Capital V
      10.250%, 08/15/39 .............................      500,000       541,250
   CB Richard Ellis Services
      11.625%, 06/15/17 .............................      300,000       339,750
   Delphi Financial Group
      7.875%, 01/31/20 ..............................      500,000       527,477
   Ford Motor Credit
      8.700%, 10/01/14 ..............................      425,000       459,537
   General Electric Capital MTN
      6.875%, 01/10/39 ..............................      440,000       496,122
   Genworth Financial
      8.625%, 12/15/16 ..............................      785,000       841,668
   Goldman Sachs Capital II
      5.793%, 12/29/49 (A) ..........................      500,000       401,000
   Goldman Sachs Group MTN
      3.625%, 08/01/12 ..............................    1,052,000     1,064,857
   Health Care REIT
      6.000%, 11/15/13 ..............................      800,000       875,020
   JPMorgan Chase
      4.400%, 07/22/20 ..............................    1,690,000     1,694,064
   Markel
      7.125%, 09/30/19 ..............................    1,310,000     1,480,820
   Merrill Lynch MTN
      5.770%, 07/25/11 ..............................      800,000       835,493
   National Rural Utilities Cooperative Finance
      10.375%, 11/01/18 .............................      540,000       760,631
   Omega Healthcare Investors
      7.000%, 01/15/16 ..............................      425,000       431,375
   Protective Life Secured Trusts MTN
      4.850%, 08/16/10 ..............................      320,000       320,420

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS -- CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
FINANCIALS -- CONTINUED
   Raymond James Financial
      8.600%, 08/15/19 ..............................   $  375,000   $   442,580
   Torchmark
      9.250%, 06/15/19 ..............................      710,000       884,533
   Wachovia MTN
      0.402%, 03/01/12 ..............................      400,000       397,402
                                                                     -----------
                                                                      14,737,547
                                                                     -----------
HEALTH CARE -- 1.9%
   Abbott Laboratories
      5.300%, 05/27/40 ..............................      405,000       431,547
   Health Net
      6.375%, 06/01/17 ..............................      175,000       165,375
   Omnicare
      7.750%, 06/01/20 ..............................      525,000       559,125
                                                                     -----------
                                                                       1,156,047
                                                                     -----------
INDUSTRIALS -- 5.7%
   Boise Cascade
      7.125%, 10/15/14 ..............................       60,000        56,400
   CHS/Community Health Systems
      8.875%, 07/15/15 ..............................      500,000       523,750
   Hertz
      8.875%, 01/01/14 ..............................      400,000       412,000
   Ingersoll-Rand Global Holding
      9.500%, 04/15/14 ..............................      630,000       778,185
   Kansas City Southern Railway
      8.000%, 06/01/15 ..............................      500,000       533,125
   Oshkosh
      8.250%, 03/01/17 ..............................      700,000       731,500
   Triumph Group
      8.000%, 11/15/17 ..............................      375,000       372,187
                                                                     -----------
                                                                       3,407,147
                                                                     -----------
INFORMATION TECHNOLOGY -- 4.0%
   Cisco Systems
      5.500%, 01/15/40 ..............................      800,000       837,189
   Oracle
      5.375%, 07/15/40(A) ...........................      850,000       864,642
   Unisys
      12.500%, 01/15/16 .............................      400,000       437,000
   Xerox Capital Trust I
      8.000%, 02/01/27 ..............................      250,000       252,325
                                                                     -----------
                                                                       2,391,156
                                                                     -----------
MATERIALS -- 1.2%
   Allegheny Technologies
      9.375%, 06/01/19 ..............................      250,000       295,623
   Greif
      7.750%, 08/01/19(A) ...........................      400,000       412,000
                                                                     -----------
                                                                         707,623
                                                                     -----------
TELECOMMUNICATION SERVICES -- 3.0%
   Frontier Communications
      7.125%, 03/15/19 ..............................      560,000       568,400
   Valassis Communications
      8.250%, 03/01/15 ..............................      733,000       765,985
   Windstream
      8.625%, 08/01/16 ..............................      425,000       443,062
                                                                     -----------
                                                                       1,777,447
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS -- CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
UTILITIES -- 1.6%
   Georgia Power
      5.400%, 06/01/40 ..............................   $  300,000   $   311,017
   NRG Energy
      8.500%, 06/15/19 ..............................      620,000       651,000
                                                                     -----------
                                                                         962,017
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $27,661,195) ............................                 29,192,553
                                                                     -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 27.4%
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 12/01/32 ..............................      142,723       158,692
      6.000%, 01/01/28 ..............................      315,550       344,141
      6.000%, 07/01/33 ..............................      140,296       154,525
      6.000%, 11/01/33 ..............................      183,767       202,174
      6.000%, 10/01/35 ..............................      395,112       431,232
      4.500%, 11/01/39 ..............................    1,426,555     1,492,387
   Federal National Mortgage Association
      6.000%, 04/01/24 ..............................      686,136       744,560
      5.500%, 04/01/28 ..............................      591,169       638,493
      5.500%, 02/01/35 ..............................      296,394       320,515
      5.500%, 01/01/36 ..............................    1,045,140     1,129,213
      5.500%, 07/01/36 ..............................      349,408       377,078
      5.000%, 11/01/23 ..............................    1,025,541     1,096,644
      5.000%, 07/01/33 ..............................    1,149,661     1,230,781
      5.000%, 08/01/33 ..............................      452,002       483,896
      5.000%, 11/01/33 ..............................      430,313       460,676
      5.000%, 10/01/35 ..............................    1,420,954     1,518,331
      5.000%, 03/01/38 ..............................    1,255,294     1,339,286
      4.500%, 05/01/23 ..............................      370,062       392,955
      4.500%, 09/01/35 ..............................    1,151,248     1,211,031
      4.500%, 04/01/39 ..............................    1,489,301     1,559,425
   Government National Mortgage Association
      6.000%, 11/15/31 ..............................      134,997       149,981
      6.000%, 07/15/35 ..............................      781,925       860,921
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $15,535,919) ............................                 16,296,937
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 8.0%
   U.S. Treasury Bond
      5.250%, 02/15/29 ..............................      850,000     1,024,914
      4.375%, 11/15/39 ..............................      395,000       421,786
   U.S. Treasury Note
      4.250%, 11/15/14 ..............................      575,000       645,572
      3.875%, 05/15/18 ..............................      565,000       624,281
      3.500%, 05/15/20 ..............................      375,000       393,810
      2.500%, 06/30/17 ..............................      850,000       861,688
      2.375%, 03/31/16 ..............................      750,000       769,687
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $4,628,768) .............................                  4,741,738
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

PREFERRED STOCK -- 7.7%

                                                          SHARES/
                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
FINANCIALS -- 6.7%
   Aegon, 7.250% ....................................       25,000   $   567,250
   Allianz, 8.375% ..................................       35,528       931,502
   Ameriprise Financial, 7.750% .....................       17,400       469,800
   Apartment Investment & Management, 8.000% (B) ....        3,720        93,116
   Apartment Investment & Management, 7.750% (B) ....        3,700        90,650
   Aspen Insurance Holdings, 7.401% .................       15,800       352,340
   Bank of America, 8.625% ..........................       25,000       645,500
   Federal Home Loan Mortgage, Ser Z, 8.375% * ......       35,000        13,475
   Federal National Mortgage Association, Ser
      S, 8.250% * ...................................       35,000        11,900
   Public Storage, 7.250% (B) .......................       18,000       454,500
   Public Storage, Ser H, 6.950% (B) ................       12,000       302,760
   Vornado Realty, 7.875% (B) .......................        3,000        78,210
                                                                     -----------
                                                                       4,011,003
                                                                     -----------
UTILITIES -- 1.0%
   Dominion Resources, 8.375% .......................       20,000       569,600
                                                                     -----------
   TOTAL PREFERRED STOCK
      (Cost $6,219,960) .............................                  4,580,603
                                                                     -----------
OTHER MORTGAGE-BACKED OBLIGATION -- 1.1%
   Banc of America Commercial Mortgage, Ser 4,
      Cl A3A
      5.600%, 07/10/46
      (Cost $620,230) ...............................   $  620,000       656,155
                                                                     -----------
TAXABLE MUNICIPAL BOND -- 0.5%
   County of Pasco Florida
      6.760%, 10/01/39
      (Cost $300,000) ...............................      300,000       312,762
                                                                     -----------
REPURCHASE AGREEMENT -- 5.9%
   Morgan Stanley
      0.090%, dated 07/30/10, to be repurchased on
      08/02/10, repurchase price $3,495,048
      (collateralized by a U.S. Treasury obligation,
      par value $2,408,234, 10.625%, 08/15/15, with
      total market value $3,564,930)
       (Cost $3,495,022) ............................    3,495,022     3,495,022
                                                                     -----------
TOTAL INVESTMENTS -- 99.6%
   (Cost $58,461,094)+ ..............................                $59,275,770
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $59,507,311.

CL   CLASS
MTN  MEDIUM TERM NOTE
REIT REAL ESTATE INVESTMENT TRUST
SER  SERIES

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $ 1,677,642 AND REPRESENTED 2.8 % OF NET ASSETS.

(B)  REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $58,461,094, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,683,977 AND $(1,869,301) RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

AS OF JULY 31, 2010, ALL OF THE PORTFOLIO'S INVESTMENTS WERE CONSIDERED LEVEL 2, IN ACCORDANCE WITH ASC 820.

TS&W-QH-002-1300

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.9%

                                                           SHARES       VALUE
                                                         ---------   -----------
AUSTRALIA -- 3.6%
   APA Group .........................................     180,000   $   604,524
   Computershare .....................................      91,300       835,583
   Downer EDI ........................................     225,000     1,012,293
                                                                     -----------
                                                                       2,452,400
                                                                     -----------
AUSTRIA -- 0.6%
   EVN ...............................................      24,704       420,648
                                                                     -----------
BELGIUM -- 0.5%
   Anheuser-Busch InBev ..............................       6,500       344,104
                                                                     -----------
BRAZIL -- 3.6%
   Cia de Saneamento Basico do Estado de Sao Paulo
      ADR ............................................      24,000       955,440
   Cosan, Cl A * .....................................      74,500       846,320
   Redecard ..........................................      45,000       689,356
                                                                     -----------
                                                                       2,491,116
                                                                     -----------
DENMARK -- 1.5%
   Carlsberg, Cl B ...................................      11,400     1,010,534
                                                                     -----------
FINLAND -- 3.5%
   Fortum ............................................      32,700       760,435
   Sampo, Cl A .......................................      28,178       688,316
   Stora Enso, Cl R ..................................     114,500       927,092
                                                                     -----------
                                                                       2,375,843
                                                                     -----------
FRANCE -- 5.1
   AXA ...............................................      38,783       714,695
   Bouygues ..........................................      23,200       979,286
   Euler Hermes * ....................................      10,400       824,461
   Sanofi-Aventis ....................................      17,000       987,115
                                                                     -----------
                                                                       3,505,557
                                                                     -----------
GERMANY -- 9.5%
   Adidas ............................................      10,000       541,442
   Allianz ...........................................       5,700       661,651
   E.ON ADR ..........................................      45,425     1,355,937
   HeidelbergCement ..................................      16,000       805,545
   Hochtief ..........................................      12,300       797,133
   Linde .............................................       5,500       644,526
   Rhoen Klinikum ....................................      26,800       611,011
   Siemens ...........................................      11,900     1,159,489
                                                                     -----------
                                                                       6,576,734
                                                                     -----------
GREECE -- 0.9%
   OPAP ..............................................      42,336       626,011
                                                                     -----------
HONG KONG -- 2.0%
   First Pacific .....................................   1,955,200     1,397,398
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------

ITALY -- 1.3%
   Telecom Italia ....................................     885,000   $   919,497
                                                                     -----------
JAPAN -- 17.6%
   Air Water .........................................     118,500     1,285,367
   Daito Trust Construction ..........................      24,900     1,350,450
   East Japan Railway ................................      15,000       964,113
   Elpida Memory * ...................................      38,000       570,044
   Fukuoka Financial Group ...........................     186,000       772,675
   Hitachi * .........................................     385,000     1,563,812
   Japan Petroleum Exploration .......................      15,500       609,912
   Jupiter Telecommunications ........................         561       574,853
   Kintetsu World Express ............................      41,000     1,013,882
   Komatsu ...........................................      42,000       880,129
   Mitsubishi ........................................      43,800       944,637
   Nintendo ..........................................       2,600       724,856
   Nippon Telegraph & Telephone ......................      14,500       600,681
   Suzuki Motor ......................................      12,700       265,255
                                                                     -----------
                                                                      12,120,666
                                                                     -----------
MEXICO -- 1.0%
   Grupo Mexico ......................................     250,000       663,246
                                                                     -----------
NETHERLANDS -- 5.4%
   BinckBank .........................................      74,846     1,048,710
   Royal Dutch Shell, Cl A ...........................      62,000     1,703,585
   Wolters Kluwer ....................................      49,700     1,002,314
                                                                     -----------
                                                                       3,754,609
                                                                     -----------
SINGAPORE -- 4.5%
   Flextronics * .....................................     181,500     1,128,930
   Fraser and Neave ..................................     200,000       807,620
   SIA Engineering ...................................     390,000     1,178,993
                                                                     -----------
                                                                       3,115,543
                                                                     -----------
SOUTH KOREA -- 2.1%
   LG Telecom ........................................     108,000       727,562
   SK Telecom ........................................       5,000       703,675
                                                                     -----------
                                                                       1,431,237
                                                                     -----------
SPAIN -- 0.7%
   Viscofan ..........................................      16,900       489,443
                                                                     -----------
SWEDEN -- 1.9%
   Investor, Ser B, Cl B .............................      68,600     1,291,395
                                                                     -----------
SWITZERLAND -- 10.9%
   Bank Sarasin & Cie ................................       8,505       313,781
   Credit Suisse Group ...............................      22,200     1,006,612
   GAM Holding * .....................................      71,000       817,730
   Julius Baer Group .................................      28,056       977,435
   Nestle ............................................      24,500     1,205,974
   Noble .............................................      19,800       643,500

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES/
                                                            FACE
                                                           AMOUNT       VALUE
                                                         ---------   -----------
SWITZERLAND -- (CONTINUED)
   Novartis ..........................................      33,000   $ 1,594,409
   Zurich Financial Services .........................       4,000       929,798
                                                                     -----------
                                                                       7,489,239
                                                                     -----------
THAILAND -- 1.1%
   Bangkok Bank NVDR .................................     184,000       778,187
                                                                     -----------
TURKEY -- 0.7%
   Turkcell Iletisim Hizmet ADR ......................      35,000       507,500
                                                                     -----------
UNITED KINGDOM -- 16.0%
   Afren * ...........................................     400,000       572,878
   Barclays ..........................................     180,000       938,155
   BHP Billiton ADR ..................................      17,300     1,064,642
   BP ADR ............................................      17,600       677,073
   Carnival ..........................................      22,000       792,445
   Diageo ADR ........................................      14,925     1,042,959
   HSBC Holdings .....................................     123,924     1,272,689
   Johnson Matthey ...................................      21,000       556,137
   Tesco .............................................     121,000       740,273
   Unilever ..........................................      28,000       794,137
   Vodafone Group ....................................     757,000     1,763,483
   Willis Group Holdings .............................      27,000       826,200
                                                                     -----------
                                                                      11,041,071
                                                                     -----------
UNITED STATES -- 4.9%
   Coca-Cola Enterprises .............................      44,000     1,262,800
   Philip Morris International .......................      25,000     1,276,000
   Virgin Media ......................................      40,000       861,200
                                                                     -----------
                                                                       3,400,000
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $67,651,960) .............................                68,201,978
                                                                     -----------
REPURCHASE AGREEMENT -- 1.0%
   Morgan Stanley
      0.090%, dated 07/30/10, to be repurchased on
      08/02/10, repurchase price $713,837
      (collateralized by a U.S. Treasury obligation,
      par value $667,488, 4.50%, 08/15/39, with total
      market value $728,110)
      (Cost $713,832) ................................   $ 713,832       713,832
                                                                     -----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $68,365,792)+ ...............................               $68,915,810
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $68,953,570.

*    NON-INCOME PRODUCING SECURITY.

ADR  AMERICAN DEPOSITARY RECEIPT
CL   CLASS
NVDR NON-VOTING DEPOSITARY RECEIPT
SER  SERIES

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $68,365,792, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,243,911 AND $(6,693,893) RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at fair value:

                                    Level 1      Level 2   Level 3      Total
                                  -----------   --------   -------   -----------
Investments in Securities
   Common Stock                   $68,201,978   $     --     $--     $68,201,978
   Repurchase Agreement                    --    713,832      --         713,832
                                  -----------   --------     ---     -----------
Total Investments in Securities   $68,201,978   $713,832     $--     $68,915,810
                                  ===========   ========     ===     ===========

TS&W-QH-003-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010